SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract With Customer Liability [Roll Forward]
Balance at January 1	$ 20,309	$ 52,873
Beginning deferred revenue balance recognized during the period	(19,891)	(28,087)
Net change primarily due to timing of collections and recognition	18,650	20,054
Sale of assets of Mosaic Group on February 15, 2024	0	(24,531)
Balance at December 31	19,068	20,309
Non-current deferred revenue	$ 100	$ 100